NON-WHOLLY OWNED SUBSIDIARIES - Schedule of Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Operating	$ 1,608	$ 1,743	$ 1,059
Investing	(612)	(1,110)	(3,174)
Financing	(1,291)	(428)	2,183
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Operating	1,855	2,000	1,292
Investing	(625)	(1,217)	(3,571)
Financing	(1,525)	(577)	2,395
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Operating	510	585	739
Investing	(26)	(178)	(36)
Financing	(764)	(158)	(742)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Operating	341	282	226
Investing	(632)	(439)	(487)
Financing	294	113	309
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Operating	1,004	1,133	327
Investing	33	(600)	(3,048)
Financing	$ (1,055)	$ (532)	$ 2,828